Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Taxes [Abstract]
Effective tax rates on income before income taxes	(53.00%)	5.00%	(2.60%)
Percentage of adjustment on effective tax rate	(53.00%)
Percentage of adjustment on effective tax rate	(1.00%)	5.00%	(2.60%)
Unrecognized tax benefits (in Dollars)	$ 0